Unconsolidated Structured Entity_The Size Of The Unconsolidated Structured Entities And The Risks Associated With Its Interests In Unconsolidated Structured Entities(Details) - KRW (₩) ₩ in Millions		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017
Nature
Disclosure Of Unconsolidated Structured Entities Line Items [Line Items]
Total assets of unconsolidated Structured Entity		₩ 291,017,431	₩ 273,421,899
Assets Recognised In Entitys Financial Statements In Relation To Structured Entities		23,471,713	20,722,296
Liabilities Recognised In Entitys Financial Statements In Relation To Structured Entities		1,381,140	1,298,436
Maximum exposure to loss	[1]	32,234,190	28,285,361
Holding assets		23,471,713	20,722,296
Purchase and investment commitments		4,440,436	2,265,890
Unused credit		2,219,465	3,529,153
Payment guarantee and lan commitments		₩ 2,102,576	₩ 1,768,022
Description Of Comparison Between Assets And Liabilities Recognised In Relation To Structured Entities And Maximum Exposure To Loss From Interests In Structured Entities		Maximum exposure to loss includes the asset amounts, after deducting loss(provision for assets, impairment losses and others), recognized in the financial statements of the Group.	Maximum exposure to loss includes the asset amounts, after deducting loss(provision for assets, impairment losses and others), recognized in the financial statements of the Group.
Nature | Financial assets at fair value through profit or loss
Disclosure Of Unconsolidated Structured Entities Line Items [Line Items]
Assets Recognised In Entitys Financial Statements In Relation To Structured Entities		₩ 11,910,754	₩ 2,897,495
Nature | Derivative financial assets
Disclosure Of Unconsolidated Structured Entities Line Items [Line Items]
Assets Recognised In Entitys Financial Statements In Relation To Structured Entities		27,883	1,254
Nature | Loans
Disclosure Of Unconsolidated Structured Entities Line Items [Line Items]
Assets Recognised In Entitys Financial Statements In Relation To Structured Entities			4,914,872
Nature | Loans At Amortized Cost
Disclosure Of Unconsolidated Structured Entities Line Items [Line Items]
Assets Recognised In Entitys Financial Statements In Relation To Structured Entities		5,048,844
Nature | Financial investments
Disclosure Of Unconsolidated Structured Entities Line Items [Line Items]
Assets Recognised In Entitys Financial Statements In Relation To Structured Entities		6,048,644	12,649,045
Nature | Investment in associates and joint venture
Disclosure Of Unconsolidated Structured Entities Line Items [Line Items]
Assets Recognised In Entitys Financial Statements In Relation To Structured Entities		258,594	202,816
Nature | Other assets
Disclosure Of Unconsolidated Structured Entities Line Items [Line Items]
Assets Recognised In Entitys Financial Statements In Relation To Structured Entities		176,994	56,814
Nature | Deposits
Disclosure Of Unconsolidated Structured Entities Line Items [Line Items]
Liabilities Recognised In Entitys Financial Statements In Relation To Structured Entities		1,343,857	1,282,773
Nature | Derivative financial liabilities
Disclosure Of Unconsolidated Structured Entities Line Items [Line Items]
Liabilities Recognised In Entitys Financial Statements In Relation To Structured Entities		7,517	4,279
Nature | Other liabilities
Disclosure Of Unconsolidated Structured Entities Line Items [Line Items]
Liabilities Recognised In Entitys Financial Statements In Relation To Structured Entities		29,766	11,384
Asset-backed securitization
Disclosure Of Unconsolidated Structured Entities Line Items [Line Items]
Total assets of unconsolidated Structured Entity		127,085,417	128,573,461
Assets Recognised In Entitys Financial Statements In Relation To Structured Entities		10,864,392	9,949,392
Liabilities Recognised In Entitys Financial Statements In Relation To Structured Entities		556,020	497,668
Maximum exposure to loss	[1]	15,059,422	13,595,034
Holding assets		10,864,392	9,949,392
Purchase and investment commitments		1,094,489	964,106
Unused credit		2,211,226	2,299,236
Payment guarantee and lan commitments		₩ 889,315	₩ 382,300
Methods of determining the maximum exposure to loss		Providing lines of credit and purchase commitments	Providing lines of credit and purchase commitments
Description Of Comparison Between Assets And Liabilities Recognised In Relation To Structured Entities And Maximum Exposure To Loss From Interests In Structured Entities		Maximum exposure to loss includes the asset amounts, after deducting loss(provision for assets, impairment losses and others), recognized in the financial statements of the Group.	Maximum exposure to loss includes the asset amounts, after deducting loss(provision for assets, impairment losses and others), recognized in the financial statements of the Group.
Asset-backed securitization | Financial assets at fair value through profit or loss
Disclosure Of Unconsolidated Structured Entities Line Items [Line Items]
Assets Recognised In Entitys Financial Statements In Relation To Structured Entities		₩ 3,846,725	₩ 2,277,080
Asset-backed securitization | Derivative financial assets
Disclosure Of Unconsolidated Structured Entities Line Items [Line Items]
Assets Recognised In Entitys Financial Statements In Relation To Structured Entities		4,089	1,136
Asset-backed securitization | Loans
Disclosure Of Unconsolidated Structured Entities Line Items [Line Items]
Assets Recognised In Entitys Financial Statements In Relation To Structured Entities			833,380
Asset-backed securitization | Loans At Amortized Cost
Disclosure Of Unconsolidated Structured Entities Line Items [Line Items]
Assets Recognised In Entitys Financial Statements In Relation To Structured Entities		956,733
Asset-backed securitization | Financial investments
Disclosure Of Unconsolidated Structured Entities Line Items [Line Items]
Assets Recognised In Entitys Financial Statements In Relation To Structured Entities		6,040,008	6,826,097
Asset-backed securitization | Investment in associates and joint venture
Disclosure Of Unconsolidated Structured Entities Line Items [Line Items]
Assets Recognised In Entitys Financial Statements In Relation To Structured Entities		0	0
Asset-backed securitization | Other assets
Disclosure Of Unconsolidated Structured Entities Line Items [Line Items]
Assets Recognised In Entitys Financial Statements In Relation To Structured Entities		16,837	11,699
Asset-backed securitization | Deposits
Disclosure Of Unconsolidated Structured Entities Line Items [Line Items]
Liabilities Recognised In Entitys Financial Statements In Relation To Structured Entities		526,274	484,889
Asset-backed securitization | Derivative financial liabilities
Disclosure Of Unconsolidated Structured Entities Line Items [Line Items]
Liabilities Recognised In Entitys Financial Statements In Relation To Structured Entities		1,285	1,487
Asset-backed securitization | Other liabilities
Disclosure Of Unconsolidated Structured Entities Line Items [Line Items]
Liabilities Recognised In Entitys Financial Statements In Relation To Structured Entities		28,461	11,292
Project Financing
Disclosure Of Unconsolidated Structured Entities Line Items [Line Items]
Total assets of unconsolidated Structured Entity		29,521,240	33,153,741
Assets Recognised In Entitys Financial Statements In Relation To Structured Entities		3,128,745	3,458,810
Liabilities Recognised In Entitys Financial Statements In Relation To Structured Entities		729,570	755,286
Maximum exposure to loss	[1]	4,348,795	4,854,532
Holding assets		3,128,745	3,458,810
Purchase and investment commitments		0	0
Unused credit		6,789	10,000
Payment guarantee and lan commitments		₩ 1,213,261	₩ 1,385,722
Methods of determining the maximum exposure to loss		Loan commitments /investment agreements / purchase commitments and acceptances and guarantees	Loan commitments /investment agreements / purchase commitments and acceptances and guarantees
Description Of Comparison Between Assets And Liabilities Recognised In Relation To Structured Entities And Maximum Exposure To Loss From Interests In Structured Entities		Maximum exposure to loss includes the asset amounts, after deducting loss(provision for assets, impairment losses and others), recognized in the financial statements of the Group.	Maximum exposure to loss includes the asset amounts, after deducting loss(provision for assets, impairment losses and others), recognized in the financial statements of the Group.
Project Financing | Financial assets at fair value through profit or loss
Disclosure Of Unconsolidated Structured Entities Line Items [Line Items]
Assets Recognised In Entitys Financial Statements In Relation To Structured Entities		₩ 111,452	₩ 73,157
Project Financing | Derivative financial assets
Disclosure Of Unconsolidated Structured Entities Line Items [Line Items]
Assets Recognised In Entitys Financial Statements In Relation To Structured Entities		0	0
Project Financing | Loans
Disclosure Of Unconsolidated Structured Entities Line Items [Line Items]
Assets Recognised In Entitys Financial Statements In Relation To Structured Entities			3,366,675
Project Financing | Loans At Amortized Cost
Disclosure Of Unconsolidated Structured Entities Line Items [Line Items]
Assets Recognised In Entitys Financial Statements In Relation To Structured Entities		3,015,613
Project Financing | Financial investments
Disclosure Of Unconsolidated Structured Entities Line Items [Line Items]
Assets Recognised In Entitys Financial Statements In Relation To Structured Entities		0	13,104
Project Financing | Investment in associates and joint venture
Disclosure Of Unconsolidated Structured Entities Line Items [Line Items]
Assets Recognised In Entitys Financial Statements In Relation To Structured Entities		0	0
Project Financing | Other assets
Disclosure Of Unconsolidated Structured Entities Line Items [Line Items]
Assets Recognised In Entitys Financial Statements In Relation To Structured Entities		1,680	5,874
Project Financing | Deposits
Disclosure Of Unconsolidated Structured Entities Line Items [Line Items]
Liabilities Recognised In Entitys Financial Statements In Relation To Structured Entities		728,324	755,242
Project Financing | Derivative financial liabilities
Disclosure Of Unconsolidated Structured Entities Line Items [Line Items]
Liabilities Recognised In Entitys Financial Statements In Relation To Structured Entities		0	0
Project Financing | Other liabilities
Disclosure Of Unconsolidated Structured Entities Line Items [Line Items]
Liabilities Recognised In Entitys Financial Statements In Relation To Structured Entities		1,246	44
Trust
Disclosure Of Unconsolidated Structured Entities Line Items [Line Items]
Total assets of unconsolidated Structured Entity		519,609	482,900
Assets Recognised In Entitys Financial Statements In Relation To Structured Entities		143,357	92,772
Liabilities Recognised In Entitys Financial Statements In Relation To Structured Entities		0	0
Maximum exposure to loss	[1]	143,357	92,772
Holding assets		143,357	92,772
Purchase and investment commitments		0	0
Unused credit		0	0
Payment guarantee and lan commitments		₩ 0	₩ 0
Methods of determining the maximum exposure to loss		Dividends by results trust: Total amount of trust exposure	Dividends by results trust: Total amount of trust exposure
Description Of Comparison Between Assets And Liabilities Recognised In Relation To Structured Entities And Maximum Exposure To Loss From Interests In Structured Entities		Maximum exposure to loss includes the asset amounts, after deducting loss(provision for assets, impairment losses and others), recognized in the financial statements of the Group.	Maximum exposure to loss includes the asset amounts, after deducting loss(provision for assets, impairment losses and others), recognized in the financial statements of the Group.
Trust | Financial assets at fair value through profit or loss
Disclosure Of Unconsolidated Structured Entities Line Items [Line Items]
Assets Recognised In Entitys Financial Statements In Relation To Structured Entities		₩ 0	₩ 0
Trust | Derivative financial assets
Disclosure Of Unconsolidated Structured Entities Line Items [Line Items]
Assets Recognised In Entitys Financial Statements In Relation To Structured Entities		0	0
Trust | Loans
Disclosure Of Unconsolidated Structured Entities Line Items [Line Items]
Assets Recognised In Entitys Financial Statements In Relation To Structured Entities			54,500
Trust | Loans At Amortized Cost
Disclosure Of Unconsolidated Structured Entities Line Items [Line Items]
Assets Recognised In Entitys Financial Statements In Relation To Structured Entities		34,000
Trust | Financial investments
Disclosure Of Unconsolidated Structured Entities Line Items [Line Items]
Assets Recognised In Entitys Financial Statements In Relation To Structured Entities		0	300
Trust | Investment in associates and joint venture
Disclosure Of Unconsolidated Structured Entities Line Items [Line Items]
Assets Recognised In Entitys Financial Statements In Relation To Structured Entities		0	0
Trust | Other assets
Disclosure Of Unconsolidated Structured Entities Line Items [Line Items]
Assets Recognised In Entitys Financial Statements In Relation To Structured Entities		109,357	37,972
Trust | Deposits
Disclosure Of Unconsolidated Structured Entities Line Items [Line Items]
Liabilities Recognised In Entitys Financial Statements In Relation To Structured Entities		0	0
Trust | Derivative financial liabilities
Disclosure Of Unconsolidated Structured Entities Line Items [Line Items]
Liabilities Recognised In Entitys Financial Statements In Relation To Structured Entities		0	0
Trust | Other liabilities
Disclosure Of Unconsolidated Structured Entities Line Items [Line Items]
Liabilities Recognised In Entitys Financial Statements In Relation To Structured Entities		0	0
Puttable instruments (investment funds, etc.)
Disclosure Of Unconsolidated Structured Entities Line Items [Line Items]
Total assets of unconsolidated Structured Entity		121,481,888	101,598,227
Assets Recognised In Entitys Financial Statements In Relation To Structured Entities		8,666,223	6,806,732
Liabilities Recognised In Entitys Financial Statements In Relation To Structured Entities		87,793	41,497
Maximum exposure to loss	[1]	12,013,620	9,312,433
Holding assets		8,666,223	6,806,732
Purchase and investment commitments		3,345,947	1,301,784
Unused credit		1,450	1,203,917
Payment guarantee and lan commitments		₩ 0	₩ 0
Methods of determining the maximum exposure to loss		Investments /loans and capital commitments	Investments /loans and capital commitments
Description Of Comparison Between Assets And Liabilities Recognised In Relation To Structured Entities And Maximum Exposure To Loss From Interests In Structured Entities		Maximum exposure to loss includes the asset amounts, after deducting loss(provision for assets, impairment losses and others), recognized in the financial statements of the Group.	Maximum exposure to loss includes the asset amounts, after deducting loss(provision for assets, impairment losses and others), recognized in the financial statements of the Group.
Puttable instruments (investment funds, etc.) | Financial assets at fair value through profit or loss
Disclosure Of Unconsolidated Structured Entities Line Items [Line Items]
Assets Recognised In Entitys Financial Statements In Relation To Structured Entities		₩ 7,934,662	₩ 547,258
Puttable instruments (investment funds, etc.) | Derivative financial assets
Disclosure Of Unconsolidated Structured Entities Line Items [Line Items]
Assets Recognised In Entitys Financial Statements In Relation To Structured Entities		23,794	118
Puttable instruments (investment funds, etc.) | Loans
Disclosure Of Unconsolidated Structured Entities Line Items [Line Items]
Assets Recognised In Entitys Financial Statements In Relation To Structured Entities			266,653
Puttable instruments (investment funds, etc.) | Loans At Amortized Cost
Disclosure Of Unconsolidated Structured Entities Line Items [Line Items]
Assets Recognised In Entitys Financial Statements In Relation To Structured Entities		391,665
Puttable instruments (investment funds, etc.) | Financial investments
Disclosure Of Unconsolidated Structured Entities Line Items [Line Items]
Assets Recognised In Entitys Financial Statements In Relation To Structured Entities		8,636	5,788,925
Puttable instruments (investment funds, etc.) | Investment in associates and joint venture
Disclosure Of Unconsolidated Structured Entities Line Items [Line Items]
Assets Recognised In Entitys Financial Statements In Relation To Structured Entities		258,594	202,816
Puttable instruments (investment funds, etc.) | Other assets
Disclosure Of Unconsolidated Structured Entities Line Items [Line Items]
Assets Recognised In Entitys Financial Statements In Relation To Structured Entities		48,872	962
Puttable instruments (investment funds, etc.) | Deposits
Disclosure Of Unconsolidated Structured Entities Line Items [Line Items]
Liabilities Recognised In Entitys Financial Statements In Relation To Structured Entities		81,502	38,657
Puttable instruments (investment funds, etc.) | Derivative financial liabilities
Disclosure Of Unconsolidated Structured Entities Line Items [Line Items]
Liabilities Recognised In Entitys Financial Statements In Relation To Structured Entities		6,232	2,792
Puttable instruments (investment funds, etc.) | Other liabilities
Disclosure Of Unconsolidated Structured Entities Line Items [Line Items]
Liabilities Recognised In Entitys Financial Statements In Relation To Structured Entities		59	48
Others
Disclosure Of Unconsolidated Structured Entities Line Items [Line Items]
Total assets of unconsolidated Structured Entity		12,409,277	9,613,570
Assets Recognised In Entitys Financial Statements In Relation To Structured Entities		668,996	414,590
Liabilities Recognised In Entitys Financial Statements In Relation To Structured Entities		7,757	3,985
Maximum exposure to loss	[1]	668,996	430,590
Holding assets		668,996	414,590
Purchase and investment commitments		0	0
Unused credit		0	16,000
Payment guarantee and lan commitments		₩ 0	₩ 0
Methods of determining the maximum exposure to loss		Loan commitments	Loan commitments
Description Of Comparison Between Assets And Liabilities Recognised In Relation To Structured Entities And Maximum Exposure To Loss From Interests In Structured Entities		Maximum exposure to loss includes the asset amounts, after deducting loss(provision for assets, impairment losses and others), recognized in the financial statements of the Group.	Maximum exposure to loss includes the asset amounts, after deducting loss(provision for assets, impairment losses and others), recognized in the financial statements of the Group.
Others | Financial assets at fair value through profit or loss
Disclosure Of Unconsolidated Structured Entities Line Items [Line Items]
Assets Recognised In Entitys Financial Statements In Relation To Structured Entities		₩ 17,915	₩ 0
Others | Derivative financial assets
Disclosure Of Unconsolidated Structured Entities Line Items [Line Items]
Assets Recognised In Entitys Financial Statements In Relation To Structured Entities		0	0
Others | Loans
Disclosure Of Unconsolidated Structured Entities Line Items [Line Items]
Assets Recognised In Entitys Financial Statements In Relation To Structured Entities			393,664
Others | Loans At Amortized Cost
Disclosure Of Unconsolidated Structured Entities Line Items [Line Items]
Assets Recognised In Entitys Financial Statements In Relation To Structured Entities		650,833
Others | Financial investments
Disclosure Of Unconsolidated Structured Entities Line Items [Line Items]
Assets Recognised In Entitys Financial Statements In Relation To Structured Entities		0	20,619
Others | Investment in associates and joint venture
Disclosure Of Unconsolidated Structured Entities Line Items [Line Items]
Assets Recognised In Entitys Financial Statements In Relation To Structured Entities		0	0
Others | Other assets
Disclosure Of Unconsolidated Structured Entities Line Items [Line Items]
Assets Recognised In Entitys Financial Statements In Relation To Structured Entities		248	307
Others | Deposits
Disclosure Of Unconsolidated Structured Entities Line Items [Line Items]
Liabilities Recognised In Entitys Financial Statements In Relation To Structured Entities		7,757	3,985
Others | Derivative financial liabilities
Disclosure Of Unconsolidated Structured Entities Line Items [Line Items]
Liabilities Recognised In Entitys Financial Statements In Relation To Structured Entities		0	0
Others | Other liabilities
Disclosure Of Unconsolidated Structured Entities Line Items [Line Items]
Liabilities Recognised In Entitys Financial Statements In Relation To Structured Entities		₩ 0	₩ 0

[1]	Maximum exposure to loss includes the asset amounts, after deducting loss(provision for assets, impairment losses and others), recognized in the financial statements of the Group.